ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of	As of
	March 31, 2024	September 30, 2023
Trade accounts receivable	$785,519	$1,981,545
Less: allowances for doubtful accounts	(68,115)	(5,829)
Accounts receivable, net	$717,404	$1,975,716

Schedule of allowance for doubtful accounts

	As of	As of
	March 31, 2024	March 31, 2023
Beginning balance	$5,829	$4,373
Addition	62,422	1,281
Exchange rate difference	(136)	26
Ending balance	$68,115	$5,680